Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)
12.	Accumulated other comprehensive income (loss)
The accumulated balances for cash flow hedges in accumulated other comprehensive income/(loss) are as follows:

Cash flow hedges
Balance as of December 31, 2018	$—
Other comprehensive loss before reclassifications	(4,568)
Amount reclassified from AOCI	3,994

Net accumulated other comprehensive loss for 2019	$(574)

Balance as of December 31, 2019	$(574)
Other comprehensive loss before reclassifications	(10,750)
Amount reclassified from AOCI	56,762

Net accumulated other comprehensive income for 2020	$46,012

Balance as of December 31, 2020	$45,438
Other comprehensive loss before reclassifications	$(67,659)
Amount reclassified from AOCI	(10,005)

Net accumulated other comprehensive loss for 2021	(77,664)

Balance as of December 31, 2021	$(32,226)

The comprehensive income/(loss) amounts do not have deferred taxes effects because the values do not generate a difference in assets and liabilities for financial statement purposes and tax purposes.